Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income taxes calculated at the Canadian statutory rate	$ (15,328)	$ 5,857
Non-deductible expenses	5,260	(2,206)
Changes in unrecognized tax benefits	29,966	73
Effect of tax rates in foreign jurisdictions	(6,562)	18,804
Changes in tax rates and other	194	3,570
Income tax expense - current	$ 13,530	$ 26,098